Document And Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2018	Mar. 21, 2019	Jun. 30, 2018
Document Information [Line Items]
Entity Registrant Name	QUAINT OAK BANCORP INC
Entity Central Index Key	0001391933
Trading Symbol	qnto
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
Entity Small Business	true
Entity Common Stock, Shares Outstanding (in shares)		1,977,228
Entity Public Float			$ 17,287,275
Entity Shell Company	false
Document Type	10-K
Document Period End Date	Dec. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Amendment Flag	false